Stock-Based Compensation - Summary of Assumptions Used to Grant Date Fair Value Of Stock Options Granted (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Risk-free interest rate			3.95%	3.86%
Expected dividend yield			0.00%	0.00%
Expected option term (in years)			6 years 7 days	5 years 6 months 14 days
Expected volatility			99.92%	94.11%
IKENA ONCOLOGY INC
Risk-free interest rate	4.43%	4.19%	4.18%	4.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected option term (in years)	5 years 6 months 29 days	6 years 3 days	5 years 10 months 17 days	6 years 14 days
Expected volatility	94.04%	91.32%	91.99%	87.00%